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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02514

Voya Variable Funds

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Growth and Income Portfolio

The schedules are not audited.

Voya Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.9%
		Consumer Discretionary: 11.6%
1,631,006		Comcast Corp. – Class A	$87,715,502	2.0
651,717	@	Delphi Automotive PLC	39,976,321	0.9
1,108,670		Home Depot, Inc.	101,709,386	2.3
752,255		Macy's, Inc.	43,766,196	1.0
857,836		Nike, Inc.	76,518,971	1.8
882,470		Starbucks Corp.	66,591,186	1.5
1,031,325		Walt Disney Co.	91,818,865	2.1
			508,096,427	11.6

		Consumer Staples: 10.0%
2,264,857		Altria Group, Inc.	104,047,531	2.4
1,469,400		ConAgra Foods, Inc.	48,548,976	1.1
1,056,256		CVS Caremark Corp.	84,067,415	1.9
724,900		Kimberly-Clark Corp.	77,977,493	1.8
1,380,030		Kraft Foods Group, Inc.	77,833,692	1.8
610,753		Molson Coors Brewing Co.	45,464,453	1.0
			437,939,560	10.0

		Energy: 9.9%
346,705		Anadarko Petroleum Corp.	35,169,755	0.8
279,707		ConocoPhillips	21,403,180	0.5
396,347		EOG Resources, Inc.	39,246,280	0.9
569,080		ExxonMobil Corp.	53,521,974	1.2
944,526		Halliburton Co.	60,931,372	1.4
541,900		Hess Corp.	51,112,008	1.2
2,017,842	@	Noble Corp. PLC	44,836,449	1.0
789,956		Occidental Petroleum Corp.	75,954,270	1.7
810,143		Total S.A. ADR	52,213,716	1.2
			434,389,004	9.9

		Financials: 16.3%
958,322		Arthur J. Gallagher & Co.	43,469,486	1.0
1,367,376		Blackstone Group LP	43,044,997	1.0
1,138,789		Discover Financial Services	73,326,624	1.7
2,085,872		Fifth Third Bancorp.	41,759,157	1.0
1,114,036		Gaming and Leisure Properties, Inc.	34,423,712	0.8
1,482,195		Invesco Ltd.	58,517,059	1.3
1,802,857		JPMorgan Chase & Co.	108,604,106	2.5
674,562		Prudential Financial, Inc.	59,320,982	1.4
4,130,954		Regions Financial Corp.	41,474,778	0.9
1,479,787		Starwood Property Trust, Inc.	32,496,123	0.7
2,210,800		Wells Fargo & Co.	114,674,196	2.6
1,798,085	@	XL Group PLC	59,642,479	1.4
			710,753,699	16.3

		Health Care: 11.8%
1,022,867		Abbott Laboratories	42,541,039	1.0
940,900		Bristol-Myers Squibb Co.	48,155,262	1.1
639,110		Cardinal Health, Inc.	47,882,121	1.1
592,904	@	Gilead Sciences, Inc.	63,114,631	1.4
751,617		Medtronic, Inc.	46,562,673	1.1
1,972,932		Merck & Co., Inc.	116,955,409	2.7
3,463,193		Pfizer, Inc.	102,406,617	2.3
572,520		UnitedHealth Group, Inc.	49,379,850	1.1
			516,997,602	11.8

		Industrials: 11.2%
713,343		Boeing Co.	90,865,631	2.1
863,100		Caterpillar, Inc.	85,472,793	1.9
582,490		Fluor Corp.	38,904,507	0.9
397,415		General Dynamics Corp.	50,507,472	1.1
3,318,993		General Electric Co.	85,032,601	1.9
183,946		TransDigm Group, Inc.	33,906,766	0.8
671,156		Union Pacific Corp.	72,766,734	1.7
428,169		Wesco International, Inc.	33,508,506	0.8
			490,965,010	11.2

		Information Technology: 20.1%
513,000		Analog Devices, Inc.	25,388,370	0.6
1,827,257		Apple, Inc.	184,096,143	4.2
2,073,200		Applied Materials, Inc.	44,801,852	1.0
698,800		Automatic Data Processing, Inc.	58,056,304	1.3
4,334,467		Cisco Systems, Inc.	109,098,534	2.5
1,062,313		Fidelity National Information Services, Inc.	59,808,222	1.4
2,093,099		Jabil Circuit, Inc.	42,217,807	1.0
1,217,764	L	Microchip Technology, Inc.	57,514,994	1.3
3,525,631		Microsoft Corp.	163,448,253	3.7
1,193,727		Qualcomm, Inc.	89,254,968	2.1
803,801	@	TE Connectivity Ltd.	44,442,157	1.0
			878,127,604	20.1

		Materials: 3.5%
10,432,262		Fortescue Metals Group Ltd.	31,693,446	0.7
1,882,794		Freeport-McMoRan, Inc.	61,473,224	1.4
2,555,100		Steel Dynamics, Inc.	57,770,811	1.4
			150,937,481	3.5

		Telecommunication Services: 1.4%
1,489,661		CenturyTel, Inc.	60,912,238	1.4

		Utilities: 3.1%
2,743,115		CenterPoint Energy, Inc.	67,124,024	1.6
874,734		DTE Energy Co.	66,549,763	1.5
			133,673,787	3.1

	Total Common Stock
	(Cost $3,379,624,237)		4,322,792,412	98.9

Voya Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2014 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: –%
	Utilities: –%
20,000,000	Mirant Corp. Escrow Shares, 06/15/21	$–	–

10,000,000	Southern Energy Escrow Shares, 07/15/49	–	–

	Total Corporate Bonds/Notes
	(Cost $–)	–	–

	Total Long-Term Investments
	(Cost $3,379,624,237)	4,322,792,412	98.9

SHORT-TERM INVESTMENTS: 1.1%
	Securities Lending Collateralcc(1): 0.1%
249,867	Bank of Nova Scotia, Repurchase Agreement dated 09/30/14, 0.00%, due 10/01/14 (Repurchase Amount $249,867, collateralized by various U.S. Government Securities, 0.000%-4.250%, Market Value plus accrued interest $254,864, due 10/31/14-11/15/43)	249,867	0.0
1,081,790	Citigroup, Inc., Repurchase Agreement dated 09/30/14, 0.01%, due 10/01/14 (Repurchase Amount $1,081,790, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,103,426, due 09/01/15-09/15/49)	1,081,790	0.0
1,081,790	Daiwa Capital Markets, Repurchase Agreement dated 09/30/14, 0.01%, due 10/01/14 (Repurchase Amount $1,081,790, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-11.250%, Market Value plus accrued interest $1,103,426, due 10/23/14-03/01/48)	1,081,790	0.0
1,081,790	Nomura Securities, Repurchase Agreement dated 09/30/14, 0.00%, due 10/01/14 (Repurchase Amount $1,081,790, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $1,103,426, due 10/02/14-10/01/44)	1,081,790	0.1
1,059,667	State Board of Wisconsin, Repurchase Agreement dated 09/30/14, 0.05%, due 10/01/14 (Repurchase Amount $1,059,668, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $1,080,790, due 04/15/16-01/15/29)	1,059,667	0.0
		4,554,904	0.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.0%
41,352,186	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $41,352,186)	41,352,186	1.0

	Total Short-Term Investments
	(Cost $45,907,090)	45,907,090	1.1

	Total Investments in Securities (Cost $3,425,531,327)	$4,368,699,502	100.0
	Liabilities in Excess of Other Assets	(1,142,375)	–
	Net Assets	$4,367,557,127	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of September 30, 2014.
@	Non-income producing security
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at September 30, 2014.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $3,445,367,017.
Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$1,012,228,845
Gross Unrealized Depreciation	(88,896,360)

Net Unrealized Appreciation	$923,332,485

Voya Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2014 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2014
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$508,096,427	$–	$–	$508,096,427
Consumer Staples	437,939,560	–	–	437,939,560
Energy	434,389,004	–	–	434,389,004
Financials	710,753,699	–	–	710,753,699
Health Care	516,997,602	–	–	516,997,602
Industrials	490,965,010	–	–	490,965,010
Information Technology	878,127,604	–	–	878,127,604
Materials	119,244,035	31,693,446	–	150,937,481
Telecommunication Services	60,912,238	–	–	60,912,238
Utilities	133,673,787	–	–	133,673,787
Total Common Stock	4,291,098,966	31,693,446	–	4,322,792,412
Corporate Bonds/Notes	–	–	–	–
Short-Term Investments	41,352,186	4,554,904	–	45,907,090
Total Investments, at fair value	$4,332,451,152	$36,248,350	$–	$4,368,699,502

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form NQ and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Voya Variable Funds

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 26, 2014

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	November 26, 2014